Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%
State income taxes net of federal tax benefit	0.00%	0.00%
Permanent differences	(5.09%)	(2.41%)
Corrections to deferred assets	0.00%	0.00%
Other	0.00%	0.35%
General business credits	2.02%	5.41%
Change in valuation allowance	(31.93%)	(38.35%)
Effective tax rate	0.00%	0.00%